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                                                      Deutsche Asset Management


Morgan Grenfell Investment Trust
Micro Cap and Smaller Companies
Investment Class and Institutional Class

Supplement dated May 11, 2000 to Prospectus dated February 28, 2000

The following replaces the "Portfolio Managers" section in each Fund's
Prospectus:

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA
 .  Managing Director of Deutsche Asset Management, Inc. and Lead Manager of the
   Fund.
 .  Joined the investment adviser in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  28 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

John P. Callaghan
 .  Managing Director of Deutsche Asset Management, Inc. and Co-Manager of the
   Fund.
 .  Joined the investment adviser in 1997.
 .  Portfolio manager with a primary focus on the technology, health care and utility sectors.
 . Previously at Odyssey Partners, a private investment partnership, from 1996 to 1997 and a co-manager of the Small Capitalization Growth Stock Division at Weiss, Peck & Greer from 1993 to 1996.
 .  17 years of investment industry experience.
 .  MBA from Harvard Business School.

Doris R. Klug, CFA
 . Director of Deutsche Asset Management, Inc. and Co-Manager of the Fund. . Joined the investment adviser in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sectors.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  18 years of financial industry experience.
 .  MBA from New York University's Stern School of Business.

              Please Retain This Supplement for Future Reference

SUPPMS (5/00)
CUSIP:
61735K778         61735K745
61735K786         61735K844


                                                        A Member of the
                                                        Deutsche Bank Group [/]